SHARE-BASED COMPENSATION AND EMPLOYEE SHARE PURCHASE PLAN Performance Based Units (Details) - 2017 Omnibus Plan - Performance Based Units (PBUs) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PBUs or SBUs at December 31, 2016	334,386	0
Granted	296,559	344,900
Vested		0
Forfeited		(10,514)
PBUs or SBUs at December 31, 2017		334,386